Fair value of financial instruments - Summary of Comparison of Carrying and Fair Values for Each Classification of Financial Instrument (Detail) - CAD ($) $ in Millions	Apr. 30, 2023	Oct. 31, 2022
Financial assets
Interest-bearing deposits with banks	$ 81,880	$ 108,011
Securities
Trading	136,207	148,205
Investment, net of applicable allowance	183,621	170,018
Securities	319,828	318,223
Assets purchased under reverse repurchase agreements and securities borrowed	335,239	317,845
Loans, net of applicable allowance
Loans, net	831,187	819,965
Other
Derivatives	124,149	154,439
Deposits
Personal	428,305	404,932
Business and government	734,038	759,870
Bank	47,710	44,012
Deposits	1,210,053	1,208,814
Other
Obligations related to securities sold short	36,048	35,511
Obligations related to assets sold under repurchase agreements and securities loaned	291,558	273,947
Derivatives	123,898	153,491
Subordinated debentures	11,565	10,025
Financial assets classified as FVTPL [member]
Securities
Trading	124,614	138,507
Securities	124,614	138,507
Assets purchased under reverse repurchase agreements and securities borrowed	284,637	264,665
Loans, net of applicable allowance
Retail	90	73
Wholesale	5,445	6,914
Loans, net	5,535	6,987
Other
Derivatives	124,149	154,439
Other assets	4,478	3,377
Financial assets designated as FVTPL [member]
Financial assets
Interest-bearing deposits with banks	77,608	84,468
Securities
Trading	11,593	9,698
Securities	11,593	9,698
Loans, net of applicable allowance
Retail	380	375
Wholesale	3,530	3,222
Loans, net	3,910	3,597
Other
Other assets	5
Financial assets classified as FVOCI [member]
Securities
Investment, net of applicable allowance	104,287	92,063
Securities	104,287	92,063
Loans, net of applicable allowance
Retail	233	218
Wholesale	573	563
Loans, net	806	781
Financial assets designated as FVOCI [member]
Securities
Investment, net of applicable allowance	977	828
Securities	977	828
Financial liabilities classified as FVTPL [member]
Deposits
Personal	308	298
Business and government	77	447
Deposits	385	745
Other
Obligations related to securities sold short	36,048	35,511
Derivatives	123,898	153,491
Other liabilities	(609)	(360)
Financial liabilities designated as FVTPL [member]
Deposits
Personal	25,683	21,959
Business and government	142,246	152,119
Bank	14,749	7,196
Deposits	182,678	181,274
Other
Obligations related to assets sold under repurchase agreements and securities loaned	262,834	248,835
Other liabilities	22	69
Fair value of financial instruments not measured at fair value [member] | Financial assets measured at amortized cost [member]
Financial assets
Interest-bearing deposits with banks	4,272	23,543
Securities
Investment, net of applicable allowance	73,360	70,073
Securities	73,360	70,073
Assets purchased under reverse repurchase agreements and securities borrowed	50,602	53,180
Loans, net of applicable allowance
Retail	533,532	521,428
Wholesale	265,068	253,816
Loans, net	798,600	775,244
Other
Other assets	67,073	73,084
Fair value of financial instruments not measured at fair value [member] | Financial liabilities measured at amortized cost [member]
Deposits
Personal	401,278	380,396
Business and government	591,249	605,102
Bank	32,962	36,758
Deposits	1,025,489	1,022,256
Other
Obligations related to assets sold under repurchase agreements and securities loaned	28,724	25,112
Other liabilities	92,630	90,160
Subordinated debentures	11,357	9,668
Financial assets at carrying amount [member]
Financial assets
Interest-bearing deposits with banks	81,880	108,011
Securities
Trading	136,207	148,205
Investment, net of applicable allowance	183,621	170,018
Securities	319,828	318,223
Assets purchased under reverse repurchase agreements and securities borrowed	335,239	317,845
Loans, net of applicable allowance
Retail	551,576	547,433
Wholesale	279,611	272,532
Loans, net	831,187	819,965
Other
Derivatives	124,149	154,439
Other assets	71,556	76,461
Financial assets at carrying amount [member] | Financial assets measured at amortized cost [member]
Financial assets
Interest-bearing deposits with banks	4,272	23,543
Securities
Investment, net of applicable allowance	78,357	77,127
Securities	78,357	77,127
Assets purchased under reverse repurchase agreements and securities borrowed	50,602	53,180
Loans, net of applicable allowance
Retail	550,873	546,767
Wholesale	270,063	261,833
Loans, net	820,936	808,600
Other
Other assets	67,073	73,084
Financial assets at fair value [member]
Financial assets
Interest-bearing deposits with banks	81,880	108,011
Securities
Trading	136,207	148,205
Investment, net of applicable allowance	178,624	162,964
Securities	314,831	311,169
Assets purchased under reverse repurchase agreements and securities borrowed	335,239	317,845
Loans, net of applicable allowance
Retail	534,235	522,094
Wholesale	274,616	264,515
Loans, net	808,851	786,609
Other
Derivatives	124,149	154,439
Other assets	71,556	76,461
Financial liabilities at carrying amount [member]
Deposits
Personal	428,305	404,932
Business and government	734,038	759,870
Bank	47,710	44,012
Deposits	1,210,053	1,208,814
Other
Obligations related to securities sold short	36,048	35,511
Obligations related to assets sold under repurchase agreements and securities loaned	291,558	273,947
Derivatives	123,898	153,491
Other liabilities	92,134	90,057
Subordinated debentures	11,565	10,025
Financial liabilities at carrying amount [member] | Financial liabilities measured at amortized cost [member]
Deposits
Personal	402,314	382,675
Business and government	591,715	607,304
Bank	32,961	36,816
Deposits	1,026,990	1,026,795
Other
Obligations related to assets sold under repurchase agreements and securities loaned	28,724	25,112
Other liabilities	92,721	90,348
Subordinated debentures	11,565	10,025
Financial liabilities at fair value [member]
Deposits
Personal	427,269	402,653
Business and government	733,572	757,668
Bank	47,711	43,954
Deposits	1,208,552	1,204,275
Other
Obligations related to securities sold short	36,048	35,511
Obligations related to assets sold under repurchase agreements and securities loaned	291,558	273,947
Derivatives	123,898	153,491
Other liabilities	92,043	89,869
Subordinated debentures	$ 11,357	$ 9,668